TAXES	12 Months Ended
Oct. 31, 2025
Income Tax Disclosure [Abstract]
TAXES

NOTE 9 – TAXES

The components of the Company’s provision for income tax for the years ended October 31, 2025, 2024 and 2023 consists of the following:

	October 31,	October 31,	October 31,
	2025	2024	2023
Income tax benefit attributable to:
Current operations	$83,922	$43,707	$9,412
Less: Utilization of NOL carry-forward	–	–	–
Less: valuation allowance	–	(43,707)	(9,412)
Net provision for income taxes	$83,922	$–	$–

The cumulative tax effect at the expected rate of significant items comprising our net deferred tax amount is as follows:

	October 31, 2025	October 31, 2024	October 31, 2023
Deferred tax asset attributable to:
Net operating loss carryover	$–	$9,178	$1,977
Less: valuation allowance	–	(9,178)	(1,977)
Net deferred tax asset	$–	$–	$–

The provision for income taxes for the current period was determined by applying the applicable statutory income tax rates to the pre-tax income of each of the Company’s subsidiaries based on their respective jurisdictions. The Company’s Hong Kong subsidiary, KHOB Limited, generated pre-tax income of $51,468, which was subject to the Hong Kong profits tax rate of 8.25%. The Company’s wholly owned Singapore subsidiary, KHOB Pte. Ltd., generated pre-tax income of $468,680, which was subject to Singapore’s corporate income tax rate of 17%. The total income tax provision represents the aggregate of the tax amounts calculated for each subsidiary.

Accordingly, the Company’s effective tax rate differs from the U.S. federal statutory rate as income is earned and taxed in multiple jurisdictions with different statutory tax rates.

Jurisdictional Tax Considerations

Singapore:KHOB Pte. Ltd. is subject to a flat corporate tax rate of 17%. Singapore does not impose withholding tax on dividends paid to foreign shareholders. Under Singapore’s one-tier tax system, dividends are exempt from further taxation when distributed.

Hong Kong SAR: KHOB LIMITED is subject to a two-tier profits tax regime (8.25% on the first HKD 2 million, 16.5% thereafter). Hong Kong does not impose withholding tax on dividends, and offshore income is generally exempt unless captured under the FSIE regime.

United States (Nevada): The Company is incorporated in Nevada, which does not impose a state corporate income tax. However, dividends received from foreign subsidiaries are subject to U.S. federal income tax. If the subsidiaries qualify as Controlled Foreign Corporations (CFCs), the Company may be eligible for the Section 245A dividends-received deduction, allowing a 100% deduction on qualifying foreign-source dividends.

The Company will continue to evaluate its tax position and consult with tax advisors to ensure compliance with applicable laws and accurate financial reporting.